LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Loans, financing and debentures	R$ 3,004,905	R$ 10,501,387
Interest on financing	1,525,436	1,541,312
Non-current funding	1,479,469	8,960,075
Non-current
Loans, financing and debentures	91,796,352	90,934,144
Interest on financing
Non-current funding	91,796,352	90,934,144
Borrowings	94,801,257	101,435,531	R$ 77,172,692
Interest on financing	1,525,436	1,541,312
Non-current funding	93,275,821	99,894,219
2027
Non-current
Loans, financing and debentures	4,895,123
2028
Non-current
Loans, financing and debentures	8,936,975
2029
Non-current
Loans, financing and debentures	16,006,496
2030
Non-current
Loans, financing and debentures	15,169,457
Later than five years and not later than six years
Non-current
Loans, financing and debentures	12,556,350
Later than six years [Member]
Non-current
Loans, financing and debentures	34,231,951
Foreign market
Current
Current	1,870,699	9,607,427
Non-current
Non-current	68,486,657	73,397,488
Total	70,357,356	83,004,915
Domestic market (Brazil)
Current
Current	1,134,206	893,960
Non-current
Non-current	23,309,695	17,536,656
Total	24,443,901	18,430,616
Borrowings	94,801,257	101,435,531
Bonds | Foreign market
Non-current
Loans, financing and debentures	42,405,964
Bonds | Foreign market | 2027
Non-current
Loans, financing and debentures
Bonds | Foreign market | 2028
Non-current
Loans, financing and debentures	2,738,532
Bonds | Foreign market | 2029
Non-current
Loans, financing and debentures	9,483,763
Bonds | Foreign market | 2030
Non-current
Loans, financing and debentures	5,432,629
Bonds | Foreign market | Later than five years and not later than six years
Non-current
Loans, financing and debentures	6,880,029
Bonds | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 17,871,011
Bonds | Foreign market | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Current
Current	R$ 815,478	3,229,641
Non-current
Non-current	42,405,964	49,166,804
Total	43,221,442	52,396,445
Panda Bonds | Foreign market
Non-current
Loans, financing and debentures	2,039,941
Panda Bonds | Foreign market | 2027
Non-current
Loans, financing and debentures	942,700
Panda Bonds | Foreign market | 2028
Non-current
Loans, financing and debentures	1,018,648
Panda Bonds | Foreign market | 2029
Non-current
Loans, financing and debentures
Panda Bonds | Foreign market | 2030
Non-current
Loans, financing and debentures	78,593
Panda Bonds | Foreign market | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds | Foreign market | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.70%
Current
Current	R$ 6,785	4,224
Non-current
Non-current	2,039,941	1,016,331
Total	2,046,726	1,020,555
Export credits (“export prepayments”) | Foreign market
Non-current
Loans, financing and debentures	16,901,305
Export credits (“export prepayments”) | Foreign market | 2027
Non-current
Loans, financing and debentures	3,298,964
Export credits (“export prepayments”) | Foreign market | 2028
Non-current
Loans, financing and debentures	3,433,498
Export credits (“export prepayments”) | Foreign market | 2029
Non-current
Loans, financing and debentures	3,905,821
Export credits (“export prepayments”) | Foreign market | 2030
Non-current
Loans, financing and debentures	5,382,592
Export credits (“export prepayments”) | Foreign market | Later than five years and not later than six years
Non-current
Loans, financing and debentures	880,430
Export credits (“export prepayments”) | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign market | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.10%
Current
Current	R$ 923,820	6,236,806
Non-current
Non-current	16,901,305	16,283,736
Total	R$ 17,825,125	22,520,542
Export credits (“export prepayments”) | Domestic market (Brazil) | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.40%
Current
Current	R$ 7,094
Non-current
Non-current	327,263
Total	334,357
Assets financing | Foreign market
Non-current
Loans, financing and debentures	178,526
Assets financing | Foreign market | 2027
Non-current
Loans, financing and debentures	106,899
Assets financing | Foreign market | 2028
Non-current
Loans, financing and debentures	65,487
Assets financing | Foreign market | 2029
Non-current
Loans, financing and debentures	6,140
Assets financing | Foreign market | 2030
Non-current
Loans, financing and debentures
Assets financing | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets financing | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.90%
Current
Current	R$ 107,159	137,300
Non-current
Non-current	178,526	298,252
Total	285,685	435,552
Assets financing | Domestic market (Brazil)
Non-current
Loans, financing and debentures	38,214
Assets financing | Domestic market (Brazil) | 2027
Non-current
Loans, financing and debentures	19,113
Assets financing | Domestic market (Brazil) | 2028
Non-current
Loans, financing and debentures	19,033
Assets financing | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures	68
Assets financing | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures
Assets financing | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.50%
Current
Current	R$ 18,799	18,427
Non-current
Non-current	38,214	56,956
Total	57,013	75,383
ECA - Export Credit Agency | Foreign market
Non-current
Loans, financing and debentures	1,778,184
ECA - Export Credit Agency | Foreign market | Later than five years and not later than six years
Non-current
Loans, financing and debentures	684,513
ECA - Export Credit Agency | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 1,093,671
ECA - Export Credit Agency | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.70%
Current
Current	R$ 17,426	7,297
Non-current
Non-current	1,778,184	769,702
Total	1,795,610	776,999
IFC - International Finance Corporation | Foreign market
Non-current
Loans, financing and debentures	5,182,737
IFC - International Finance Corporation | Foreign market | 2027
Non-current
Loans, financing and debentures	278,177
IFC - International Finance Corporation | Foreign market | 2028
Non-current
Loans, financing and debentures	1,415,340
IFC - International Finance Corporation | Foreign market | 2029
Non-current
Loans, financing and debentures	2,304,815
IFC - International Finance Corporation | Foreign market | 2030
Non-current
Loans, financing and debentures	1,184,405
IFC - International Finance Corporation | Foreign market | Later than five years and not later than six years
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign market | Later than six years [Member]
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign market | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.20%
Current
Current	R$ (5,485)	(12,051)
Non-current
Non-current	5,182,737	5,858,208
Total	R$ 5,177,252	5,846,157
Others | Foreign market | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current	R$ 5,516	4,210
Non-current
Non-current		4,455
Total	R$ 5,516	8,665
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.60%
Current
Current	R$ 5,794	157
Non-current
Non-current	468,025	157,555
Loans, financing and debentures	468,025
Total	473,819	157,712
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures	10,100
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | 2028
Non-current
Loans, financing and debentures	10,100
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	10,100
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | 2030
Non-current
Loans, financing and debentures	10,100
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	10,100
BNDES - UMBNDES | Domestic market (Brazil) | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 417,525
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.60%
Current
Current	R$ 89,150	100,556
Non-current
Non-current	11,802	101,587
Loans, financing and debentures	11,802
Total	100,952	202,143
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures	3,727
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures	3,727
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures	3,727
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP | 2030
Non-current
Loans, financing and debentures	621
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.50%
Current
Current	R$ 178,549	94,903
Non-current
Non-current	5,562,188	4,607,102
Loans, financing and debentures	5,562,188
Total	5,740,737	4,702,005
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | 2027
Non-current
Loans, financing and debentures	159,985
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | 2028
Non-current
Loans, financing and debentures	157,152
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | 2029
Non-current
Loans, financing and debentures	142,987
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | 2030
Non-current
Loans, financing and debentures	377,906
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	477,203
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 4,246,955
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	16.10%
Current
Current	R$ 282,017	243,223
Non-current
Non-current	514,605	704,825
Loans, financing and debentures	514,605
Total	796,622	948,048
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures	39,390
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures	39,390
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures	39,390
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | 2030
Non-current
Loans, financing and debentures	39,390
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures	39,390
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 317,655
BNDES – TR | Domestic market (Brazil) | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%
Current
Current	R$ 9,933	84
Non-current
Non-current	153,762	70,015
Loans, financing and debentures	153,762
Total	163,695	70,099
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2027
Non-current
Loans, financing and debentures	11,068
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2028
Non-current
Loans, financing and debentures	11,068
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2029
Non-current
Loans, financing and debentures	11,068
BNDES – TR | Domestic market (Brazil) | BNDES – TR | 2030
Non-current
Loans, financing and debentures	11,068
BNDES – TR | Domestic market (Brazil) | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures	11,068
BNDES – TR | Domestic market (Brazil) | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures	98,422
NCE ("Export Credit Notes") | Domestic market (Brazil)
Non-current
Loans, financing and debentures	100,000
NCE ("Export Credit Notes") | Domestic market (Brazil) | 2027
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic market (Brazil) | 2028
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	16.20%
Current
Current	R$ 4,157	3,027
Non-current
Non-current	100,000	100,000
Total	104,157	103,027
NCR ("Rural producer certificate") | Domestic market (Brazil)
Non-current
Loans, financing and debentures	5,000,000
NCR ("Rural producer certificate") | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures	3,000,000
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic market (Brazil) | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.70%
Current
Current	R$ 369,572	312,652
Non-current
Non-current	5,000,000	2,000,000
Total	5,369,572	2,312,652
Debentures [Member] | Domestic market (Brazil)
Non-current
Loans, financing and debentures	9,179,399
Debentures [Member] | Domestic market (Brazil) | 2029
Non-current
Loans, financing and debentures
Debentures [Member] | Domestic market (Brazil) | 2030
Non-current
Loans, financing and debentures	553,536
Debentures [Member] | Domestic market (Brazil) | Later than five years and not later than six years
Non-current
Loans, financing and debentures	500,000
Debentures [Member] | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 8,125,863
Debentures [Member] | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.10%
Current
Current	R$ 127,247	120,931
Non-current
Non-current	9,179,399	9,738,616
Total	9,306,646	R$ 9,859,547
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures	91,796,352
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES
Non-current
Loans, financing and debentures	327,263
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	73,617
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | 2030
Non-current
Loans, financing and debentures	73,617
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	73,617
Ecoinvest | Domestic market (Brazil) | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	106,412
Rural Producer Note (CPR) | Domestic market (Brazil)
Non-current
Loans, financing and debentures	1,954,437
Rural Producer Note (CPR) | Domestic market (Brazil) | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 1,954,437
Rural Producer Note (CPR) | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.20%
Current
Current	R$ 41,894
Non-current
Non-current	1,954,437
Total	R$ 1,996,331